UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: June 1, 2013 – August 31, 2013

Item 1.      Schedule of Investments.
     Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2013 (unaudited)

Principal Amount	Description	Rating*	Coupon	Maturity	Optional Call Provisions**	Value
	Long-Term Investments - 138.8%
	Corporate Bonds - 45.5%
	Advertising - 1.6%
$2,350,000	MDC Partners, Inc. (Canada)(a) (b)	B-	6.750%	04/01/2020	04/01/16 @ 103	$2,379,375
2,175,000	Sitel, LLC / Sitel Finance Corp.(a) (b)	B	11.000%	08/01/2017	08/01/14 @ 106	2,305,500
						4,684,875

	Agriculture - 0.4%
1,200,000	Vector Group Ltd.	B+	7.750%	02/15/2021	02/15/16 @ 106	1,239,000

	Airlines - 3.1%
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(a) (c)	BBB-	7.001%	09/20/2022	N/A	2,100,480
1,030,396	America West Airlines 2001-1 Pass-Through Trust, Series 011G(b)	BB+	7.100%	10/02/2022	N/A	1,076,764
1,819,973	American Airlines Pass-Through Trust, Series 2011-2, Class A(b)	BBB-	8.625%	04/15/2023	N/A	1,838,172
679,391	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A(c)	NR	7.380%	07/02/2019	N/A	715,059
612,317	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(c)	NR	7.200%	07/02/2020	N/A	645,995
368,342	Atlas Air 2000-1 Pass-Through Trust, Series 2000-1, Class A(c)	NR	8.707%	07/02/2021	N/A	391,363
400,000	British Airways PLC (United Kingdom)(a)	BBB	5.625%	06/20/2020	N/A	406,000
1,750,000	Delta Air Lines Pass-Through Trust, Series 2011-1, Class B	BB+	7.125%	04/15/2016	N/A	1,780,625
						8,954,458

	Auto Parts & Equipment - 0.2%
720,000	Stanadyne Corp., Series 1	CCC-	10.000%	08/15/2014	N/A	687,600

	Banks - 3.2%
1,200,000	Barclays Bank PLC (United Kingdom)(a) (b) (e) (f)	BBB-	6.860%	-	06/15/32 @ 100	1,206,000
875,000	Citigroup, Inc., Series D(b) (d) (e)	BB	5.350%	-	05/15/23 @ 100	776,562
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a) (b) (e) (f)	A-	11.000%	-	06/30/19 @ 100	646,875
750,000	Itau Unibanco Holding SA (Brazil)(a) (b)	Baa3	5.125%	05/13/2023	N/A	652,500
3,750,000	JPMorgan Chase & Co., Series Q(b) (e) (f)	BBB	5.150%	-	05/01/23 @ 100	3,300,000
1,000,000	KeyCorp Capital III(b)	BBB-	7.750%	07/15/2029	N/A	1,084,681
300,000	Morgan Stanley, Series 1654(b)	BBB+	4.100%	05/22/2023	N/A	275,081
1,400,000	RBS Capital Trust II(b) (e) (f)	BB	6.425%	-	01/03/34 @ 100	1,176,000
						9,117,699

	Building Materials - 0.4%
1,210,000	Cemex SAB de CV (Mexico)(a)	B	9.000%	01/11/2018	01/11/15 @ 105	1,276,550

	Chemicals - 0.5%
1,300,000	TPC Group, Inc.(a)	B	8.750%	12/15/2020	12/15/16 @ 104	1,326,000

	Coal - 1.1%
100,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B-	8.250%	04/15/2018	04/15/14 @ 104	103,500
2,825,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(b)	B-	8.375%	06/01/2020	06/01/16 @ 104	2,938,000
						3,041,500

	Commercial Services - 1.4%
2,650,000	Laureate Education, Inc.(a) (b)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	2,862,000
800,000	Logo Merger Sub Corp.(a)	CCC+	8.375%	10/15/2020	10/15/15 @ 106	826,000
350,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	320,250
						4,008,250

	Computers - 0.8%
281,000	Stratus Technologies, Inc. (Bermuda)	B-	12.000%	03/29/2015	01/15/15 @ 100	279,595
2,040,000	Stream Global Services, Inc.(b)	B+	11.250%	10/01/2014	10/01/13 @ 100	2,042,550
						2,322,145

	Distribution & Wholesale - 0.5%
350,000	Baker & Taylor Acquisitions Corp.(a)	CCC	15.000%	04/01/2017	10/01/14 @ 108	273,000
1,285,000	INTCOMEX, Inc.(b)	CCC	13.250%	12/15/2014	12/15/13 @ 100	1,252,875
						1,525,875

	Diversified Financial Services - 5.2%
1,000,000	General Electric Capital Corp., Series A, Class A(b) (e) (f)	AA-	7.125%	-	06/15/22 @ 100	1,100,000
2,000,000	General Electric Capital Corp., Series C(b) (e) (f)	AA-	5.250%	-	06/15/23 @ 100	1,835,000
300,000	Harbinger Group, Inc.(a)	B	7.875%	07/15/2019	01/15/16 @ 106	309,750
350,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a)	B+	7.375%	04/01/2020	04/01/16 @ 106	346,500
400,000	Jefferies LoanCore, LLC / JLC Finance Corp.(a)	B	6.875%	06/01/2020	06/01/16 @ 105	393,000
785,000	KCG Holdings, Inc.(a)	B	8.250%	06/15/2018	06/15/15 @ 104	771,262
215,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	9.625%	05/01/2019	05/01/15 @ 107	240,800
1,100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	7.875%	10/01/2020	10/01/16 @ 104	1,160,500
450,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	07/01/2021	01/01/17 @ 103	436,500
1,250,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	06/01/2022	12/01/17 @ 103	1,196,875
1,875,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	1,846,875
2,650,000	QBE Capital Funding III Ltd. (Jersey)(a) (b) (f)	BBB	7.250%	05/24/2041	05/24/21 @ 100	2,795,750
500,000	Scottrade Financial Services, Inc.(a) (b)	Baa3	6.125%	07/11/2021	N/A	481,170
1,945,000	Svensk Exportkredit AB (Sweden)(a) (b) (e) (f)	BBB-	6.375%	-	12/27/13 @ 100	1,948,306
						14,862,288

	Engineering & Construction - 1.1%
1,364,818	Alion Science and Technology Corp.(g)	B-	12.000%	11/01/2014	10/01/13 @ 100	1,385,290
1,956,364	Princess Juliana International Airport Operating Co. NV (Saint Maarten)(a) (b)	Baa2	5.500%	12/20/2027	N/A	1,902,564
						3,287,854

	Entertainment - 1.2%
528,000	Agua Caliente Band of Cahuilla Indians(a) (c)	BB+	6.350%	10/01/2015	N/A	519,668
375,000	Diamond Resorts Corp.	B-	12.000%	08/15/2018	08/15/14 @ 106	416,250
100,000	DreamWorks Animation SKG, Inc.(a)	B	6.875%	08/15/2020	08/15/16 @ 105	102,750
100,000	Gibson Brands, Inc.(a)	B	8.875%	08/01/2018	02/01/16 @ 107	102,500
330,000	Live Nation Entertainment, Inc.(a)	B+	7.000%	09/01/2020	09/01/16 @ 104	343,200
1,685,000	WMG Acquisition Corp.(b)	B	11.500%	10/01/2018	10/01/14 @ 109	1,941,963
						3,426,331

	Food - 1.4%
800,000	Barry Callebaut Services NV (Belgium)(a)	BB+	5.500%	06/15/2023	N/A	803,581
310,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B-	9.250%	02/15/2019	02/15/15 @ 105	337,900
2,382,000	Bumble Bee Holdings, Inc.(a) (b)	B	9.000%	12/15/2017	12/15/14 @ 105	2,590,425
250,000	KeHE Distributors, LLC / KeHE Finance Corp.(a)	B	7.625%	08/15/2021	08/15/17 @ 104	254,062
						3,985,968

	Forest Products & Paper - 0.2%
500,000	Unifrax I, LLC / Unifrax Holding Co.(a)	B-	7.500%	02/15/2019	02/15/15 @ 104	501,250

	Gas - 0.3%
900,000	LBC Tank Terminals Holding Netherlands BV (Netherlands)(a) (b)	B	6.875%	05/15/2023	05/15/18 @ 103	904,500

	Hand & Machine Tools - 0.1%
150,000	Victor Technologies Group, Inc.	B-	9.000%	12/15/2017	12/15/13 @ 107	161,625

	Health Care Products - 0.1%
260,000	ConvaTec Finance International SA (Luxembourg)(a)	B-	8.250%	01/15/2019	07/15/14 @ 102	256,100
92,000	Physio-Control International, Inc.(a)	B+	9.875%	01/15/2019	01/15/15 @ 107	101,660
						357,760

	Health Care Services - 0.7%
1,655,000	Apria Healthcare Group, Inc.	B-	12.375%	11/01/2014	11/01/13 @ 100	1,675,687
275,000	OnCure Holdings, Inc.(h)	NR	11.750%	05/15/2017	05/15/14 @ 106	132,000
142,333	Symbion, Inc.(i)	CCC+	11.000%	08/23/2015	08/23/12 @ 100	140,554
						1,948,241

	Household Products & Housewares - 0.1%
160,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	140,000
200,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/14 @ 104	194,000
						334,000

	Housewares - 0.0%***
75,000	American Standards Americas(a)	B-	10.750%	01/15/2016	01/15/14 @ 103	79,031

	Insurance - 5.2%
2,000,000	Amtrust Financial Services, Inc.(a) (b)	NR	6.125%	08/15/2023	N/A	2,000,000
1,000,000	AXA SA (France)(a) (b) (e) (f)	BBB-	6.379%	-	12/14/36 @ 100	975,000
1,450,000	Fidelity & Guaranty Life Holdings, Inc.(a) (b)	BB-	6.375%	04/01/2021	04/01/16 @ 105	1,460,875
1,000,000	ING US, Inc.(b) (f)	BB	5.650%	05/15/2053	05/15/23 @ 100	926,780
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.500%	05/15/2020	N/A	916,622
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.875%	12/15/2037	12/15/32 @ 100	1,135,000
700,000	National Life Insurance Co.(a) (b)	BBB+	10.500%	09/15/2039	N/A	985,541
250,000	Nationwide Mutual Insurance Co.(a) (b)	A-	9.375%	08/15/2039	N/A	347,393
3,500,000	Prudential Financial, Inc.(b) (f)	BBB+	5.625%	06/15/2043	06/15/23 @ 100	3,272,500
2,750,000	Wilton RE Finance, LLC(a) (b) (d)	BBB	5.875%	03/30/2033	03/30/23 @ 100	2,805,000
						14,824,711

	Internet - 1.5%
660,000	Equinix, Inc.	BB	5.375%	04/01/2023	04/01/18 @ 103	628,650
1,000,000	First Data Corp.(a) (b) (j)	B-	8.750%	01/15/2022	01/15/16 @ 104	1,032,500
2,450,000	Zayo Group LLC / Zayo Capital, Inc.(b)	CCC+	10.125%	07/01/2020	07/01/16 @ 105	2,780,750
						4,441,900

	Iron & Steel - 0.6%
1,595,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	1,535,188
70,000	Horsehead Holding Corp.(a)	B-	10.500%	06/01/2017	06/01/15 @ 105	74,900
130,000	IAMGOLD Corp. (Canada)(a)	BB-	6.750%	10/01/2020	10/01/16 @ 103	112,450
						1,722,538

	Leisure Time - 0.7%
1,875,000	Sabre, Inc.(a) (b)	B	8.500%	05/15/2019	05/15/15 @ 106	2,020,313

	Lodging - 0.8%
1,150,000	Caesars Entertainment Operating Co., Inc.	B-	8.500%	02/15/2020	02/15/16 @ 104	1,098,250
945,000	Caesars Entertainment Operating Co., Inc.	B-	9.000%	02/15/2020	02/15/16 @ 105	907,200
150,000	Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International, LLC(a)	BB-	5.875%	05/15/2021	05/15/16 @ 104	144,750
						2,150,200

	Media - 0.9%
500,000	DCP, LLC / DCP Corp.(a)	B+	10.750%	08/15/2015	08/15/14 @ 100	517,500
1,500,000	Expo Event Transco, Inc.(a)	Caa2	9.000%	06/15/2021	06/15/16 @ 105	1,477,500
800,000	Griffey Intermediiate, Inc. / Griffey Finance Sub LLC(a)	CCC+	7.000%	10/15/2020	10/15/15 @ 105	708,000
						2,703,000

	Mining - 0.9%
300,000	KGHM International Ltd. (Canada)(a)	BB-	7.750%	06/15/2019	06/15/15 @ 104	306,750
1,025,000	Midwest Vanadium Pty Ltd. (Australia)(a)	CCC	11.500%	02/15/2018	02/15/15 @ 106	738,000
2,170,000	Mirabela Nickel Ltd. (Australia)(a) (b) (c)	CCC+	8.750%	04/15/2018	04/15/15 @ 104	1,508,150
						2,552,900

	Oil & Gas - 2.8%
200,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(a)	B-	7.750%	01/15/2021	01/15/17 @ 104	185,500
200,000	Atlas Resource Escrow Corp.(a)	B-	9.250%	08/15/2021	08/15/17 @ 105	200,500
1,800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(b)	B-	7.875%	04/15/2022	01/15/17 @ 104	1,782,000
2,055,000	Legacy Reserves LP / Legacy Reserves Finance Corp.(a) (b)	B-	8.000%	12/01/2020	12/01/16 @ 104	2,096,100
300,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.(a)	B-	6.625%	12/01/2021	06/01/17 @ 103	285,000
195,000	Memorial Production Partners, LP / Memorial Production Finance Corp.	B-	7.625%	05/01/2021	05/01/17 @ 104	188,175
1,100,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC(a)	B-	10.750%	10/01/2020	10/01/16 @ 105	1,116,500
500,000	Pacific Drilling SA (Luxembourg)(a)	B+	5.375%	06/01/2020	06/01/16 @ 104	482,500
1,800,000	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.(a)	B	7.500%	07/01/2021	07/01/16 @ 106	1,827,000
						8,163,275

	Oil & Gas Services - 0.5%
850,000	Exterran Partners, LP / EXLP Finance Corp.(a)	B-	6.000%	04/01/2021	04/01/17 @ 103	824,500
500,000	IronGate Energy Services, LLC(a)	NR	11.000%	07/01/2018	07/01/16 @ 105	492,500
						1,317,000

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B-	11.500%	04/01/2016	04/01/14 @ 106	321,000

	Pharmaceuticals - 0.6%
1,500,000	VPII Escrow Corp. (Canada)(a)	B	6.750%	08/15/2018	08/15/15 @ 105	1,588,125

	Pipelines - 1.9%
330,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	B-	7.750%	04/01/2019	04/01/15 @ 104	344,438
3,000,000	Eagle Rock Energy Partners, LP(b)	B	8.375%	06/01/2019	06/01/15 @ 104	3,015,000
2,000,000	Gibson Energy, Inc. (Canada)(a) (b)	BB	6.750%	07/15/2021	07/15/16 @ 105	2,045,000
						5,404,438

	Real Estate Investment Trust - 1.0%
1,500,000	Entertainment Properties Trust(b)	BB+	5.750%	08/15/2022	05/15/22 @ 100	1,505,210
1,500,000	Entertainmnet Properties Trust(b)	BB+	5.250%	07/15/2023	04/15/23 @ 100	1,444,009
						2,949,219

	Retail - 1.5%
600,000	Checkers Drive-In Restaurants, Inc.(a)	B-	11.000%	12/01/2017	06/01/15 @ 108	642,000
2,245,000	GRD Holdings III Corp.(a) (b)	B	10.750%	06/01/2019	06/01/15 @ 108	2,390,925
1,255,000	Wok Acquisition Corp.(a)	CCC	10.250%	06/30/2020	06/30/16 @ 105	1,393,050
						4,425,975

	Software - 0.7%
1,360,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/14 @ 105	1,363,400
750,000	Eagle Midco, Inc.(a)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	750,000
						2,113,400

	Telecommunications - 0.0%***
100,000	Alcatel-Lucent USA, Inc.(a)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	102,000

	Textiles - 0.0%***
95,000	Empire Today, LLC / Empire Today Finance Corp.(a)	B	11.375%	02/01/2017	02/01/14 @ 106	70,775

	Transportation - 2.2%
2,830,000	CEVA Group PLC (United Kingdom)(a) (b)	CCC+	8.375%	12/01/2017	12/01/13 @ 106	2,822,925
1,600,000	Marquette Transportation Co./Marquette Transportation Finance Corp.(b)	B-	10.875%	01/15/2017	01/15/14 @ 105	1,704,000
1,630,000	Quality Distribution, LLC / QD Capital Corp.(b)	B-	9.875%	11/01/2018	11/01/14 @ 105	1,776,700
						6,303,625

	Total Corporate Bonds - 45.5%
	(Cost $128,541,321)					131,207,194

	Asset Backed Securities - 38.2%
	Automobile - 0.0%***
26,438	Bush Truck Leasing, LLC, Series 2011-AA, Class C(a)	NR	5.000%	09/25/2018	N/A	26,308

	Collateralized Debt Obligations - 10.6%
114,479	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(a) (d)	BB+	0.869%	07/10/2037	N/A	113,674
5,326,180	Cedarwoods, Series 2006-1A, Class A1(a)	B	0.454%	07/25/2051	N/A	4,285,445
1,481,717	Diversified Asset Securitization Holdings II LP, Series 1A, Class A1L (Cayman Islands)(a) (d)	BBB+	0.763%	09/15/2035	N/A	1,426,034
87,568	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(d)	BBB+	0.763%	09/15/2035	N/A	84,393
3,783,151	Highland Park CDO Ltd., Series 2006-1A, Class A1 (Cayman Islands)(a) (b) (d)	B+	0.592%	11/25/2051	N/A	3,189,499
162,032	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(a) (d)	BB+	0.682%	12/30/2030	N/A	159,466
91,553	Legg Mason Real Estate CDO I Ltd. (Cayman Islands)(a) (d)	BBB+	0.464%	03/25/2038	N/A	87,446
949,010	Newcastle, Series 2007-9A, Class A1 (b)	NR	0.450%	05/25/2052	N/A	923,311
2,974,939	N-Star Real Estate CDO Ltd.(c)	NR	0.507%	02/01/2041	N/A	2,702,494
1,364,076	N-Star Real Estate CDO VIII Ltd. (Cayman Islands)(a) (d)	A3	0.472%	02/01/2041	N/A	1,232,566
1,250,000	N-Star Real Estate CDO VIII Ltd. (Cayman Islands) (a) (d) (k)	B1	0.542%	02/01/2041	N/A	950,812
23,415	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(a) (d)	AA	0.762%	02/25/2032	N/A	22,791
507,858	Putnam Structured Product CDO, Series 2003-1A, Class A1LT (Cayman Islands)(a) (d)	CCC	0.634%	10/15/2038	N/A	473,293
7,493,044	RAIT CRE CDO Ltd. (Cayman Islands) (d)	BB-	0.514%	11/20/2046	N/A	6,141,448
8,521,798	Rockwall CDO Ltd., Series 2007-1A, Class A1LA (Cayman Islands)(a) (b) (d)	BBB+	0.515%	08/01/2024	N/A	8,092,564
111,114	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (d)	BB	0.742%	02/25/2031	N/A	108,079
783,937	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (d)	Baa3	0.435%	05/09/2046	N/A	683,421
						30,676,736

	Collateralized Loan Obligations - 16.4%
400,000	Airlie CLO, Series 2006-2A, Class B (Cayman Islands)(a) (d)	A	1.016%	12/20/2020	N/A	360,236
1,750,000	Ares CLO Ltd., Series 2012-3A (Cayman Islands)(a) (l)	NR	0.000%	01/17/2024	N/A	1,434,982
3,700,000	Ares CLO Ltd., Series XXVI (Cayman Islands)(a) (k) (l)	NR	0.000%	04/15/2025	N/A	3,053,536
2,600,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(a) (l)	NR	0.000%	01/30/2024	N/A	2,350,634
2,800,000	Blackrock Senior Income Series Corp., Series 2004-1X (Cayman Islands)(a) (l)	NR	0.000%	09/15/2016	N/A	56,000
2,600,000	Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A (Cayman Islands)(a) (l)	NR	0.000%	10/14/2024	N/A	2,220,816
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (d)	A+	1.519%	07/10/2019	N/A	898,033
3,500,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(a) (d)	BBB+	2.869%	07/10/2019	N/A	3,364,795
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(a)	BBB+	8.370%	07/10/2019	N/A	1,004,433
2,500,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(a) (l)	NR	0.000%	12/24/2023	N/A	2,227,800
7,700,000	Fortress Credit Opportunities I LP, Series 2005-1A, Class A1(b)	AAA	0.604%	07/15/2019	N/A	6,839,015
250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(a) (d)	A	0.966%	04/19/2021	N/A	224,498
900,000	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class C (Cayman Islands)(a) (d)	A+	1.266%	12/20/2018	N/A	839,571
2,500,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(a) (l)	NR	0.000%	01/15/2023	N/A	2,533,825
2,100,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A (Cayman Islands)(a) (d)	BBB-	2.565%	08/07/2021	N/A	2,033,090
250,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (d)	A+	1.105%	08/07/2021	N/A	233,416
250,000	Hewett's Island CDO Ltd., Series 2006-5A, Class C (Cayman Islands)(a) (d)	A	0.960%	12/05/2018	N/A	239,462
500,000	Ivy Hill Middle Market Credit Fund Ltd. (Cayman Islands)(a) (d)	BB	6.768%	01/15/2022	N/A	502,267
800,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(a) (d)	A-	0.986%	01/25/2019	N/A	722,040
1,000,000	KKR Financial CLO Ltd., Series 2007-1X, Class A(d)	AAA	5.275%	05/15/2021	N/A	992,230
1,500,000	Knightsbridge CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(a) (d)	BBB	5.269%	01/11/2022	N/A	1,500,232
500,000	Liberty CLO II Ltd., Series 2005-1A, Class A3 (Cayman Islands)(a) (b) (d)	AA+	0.765%	11/01/2017	N/A	475,867
3,000,000	Marathon CLO II Ltd., Series 2005-2A, Class A (Cayman Islands)(a) (l)	NR	0.000%	12/20/2019	N/A	1,903,791
500,000	Marlborough Street CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (d)	A+	1.016%	04/18/2019	N/A	462,227
1,500,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(a) (d)	A-	1.222%	12/20/2020	N/A	1,380,348
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(a) (d)	AA+	0.608%	04/16/2021	N/A	753,566
500,000	NewStar Commercial Loan Trust 2007-1(a) (d)	BBB+	1.561%	09/30/2022	N/A	468,148
500,000	NewStar Commercial Loan Trust 2007-1(a) (d)	BB-	2.561%	09/30/2022	N/A	454,220
250,000	Newstar Trust, Series 2013-1A, Class E(a) (d)	BBB-	5.564%	09/20/2023	N/A	250,540
600,000	Northwoods Capital VII Ltd. (Cayman Islands)(a) (d)	BB+	3.766%	10/22/2021	N/A	565,943
250,000	OFSI Fund Ltd., Series 2006-1A, Class C (Cayman Islands)(a) (d)	A+	1.122%	09/20/2019	N/A	227,835
300,000	Pacifica CDO Ltd., Series 2005-5X, Class B2 (Cayman Islands)	AA-	5.811%	01/26/2020	N/A	300,535
1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (d)	AAA	0.675%	07/24/2021	N/A	1,458,551
1,200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(a) (l)	NR	0.000%	02/24/2018	N/A	484,944
700,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(a) (d)	A+	3.018%	07/15/2019	N/A	652,810
650,000	TCW Global Project Fund, Series 2004-1A, Class A2A (Cayman Islands)(a) (d)	A	1.618%	06/15/2016	N/A	592,131
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(a) (d)	BB-	2.218%	06/15/2016	N/A	1,733,240
500,000	TCW Global Project Fund, Series 2005-1A, Class A1 (Cayman Islands)(a) (d)	AAA	0.910%	09/01/2017	N/A	469,135
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(a)	BB+	5.793%	09/01/2017	N/A	915,540
						47,180,282

	Commercial Receivables - 0.1%
296,209	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(a) (b)	NR	5.000%	01/20/2019	N/A	291,351

	Credit Cards - 0.8%
1,516,355	CHLPA Credit Card Pass-Through Trust, Series 2012-BIZ, Class A(a) (l)	CCC	0.000%	12/15/2049	N/A	1,154,962
61,600	LCP Dakota Fund, Series 2012-6, Class P(c)	NR	10.000%	08/17/2015	N/A	61,600
44,000	LCP Dakota Fund, Series 2012-6, Class Q(c)	NR	12.500%	12/16/2019	N/A	43,993
500,000	LCP Rights Trust, Series 2010-1, Class G(c)	NR	11.710%	09/18/2018	N/A	498,645
200,000	LCP Rights Trust, Series 2010-1, Class H(c)	NR	14.560%	09/18/2018	N/A	199,533
400,000	LCP Rights Trust, Series 2010-1, Class I(c)	NR	18.290%	09/18/2018	N/A	399,473
						2,358,206

	Financial - 0.0%***
21,880	Blue Falcon, Series A-2(a) (c)	NR	3.184%	12/25/2016	N/A	21,761

	Insurance - 1.7%
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(a)	AA+	8.370%	01/15/2046	02/15/28 @ 100	658,522
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(a)	A+	9.360%	01/15/2048	07/15/29 @ 100	684,968
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(a)	A-	10.810%	01/15/2050	05/15/31 @ 100	694,083
338,800	Insurance Note Capital Term, Series 2005-1R1A(a) (d)	A-	0.505%	06/09/2033	N/A	315,121
1,028,125	Northwind Holdings, LLC, Series 2007-1A, Class A1(a) (d)	A	1.041%	12/01/2037	N/A	947,715
1,745,729	Structured Asset Receivables Trust, Series 2005-1A, Class CTFS(a) (b) (d)	CCC	0.766%	01/21/2015	N/A	1,649,714
						4,950,123

	Media - 0.6%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.836%	12/20/2040	N/A	539,965
1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.756%	12/20/2040	N/A	1,216,233
						1,756,198

	Other - 0.5%
1,298,043	Glenn Pool Oil & Gas Trust(c)	NR	6.000%	08/02/2021	N/A	1,321,472

	Student Loans - 0.1%
281,254	MRU Student Loan Trust, Series 2008-A, Class A1A(a)	B	7.400%	01/25/2041	N/A	231,033

	Timeshare - 0.3%
543,667	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.310%	03/20/2026	10/20/13 @ 100	548,953
158,110	Silverleaf Finance, LLC, Series 2010-A, Class B(a)	BBB	8.000%	07/15/2022	09/15/15 @ 100	161,271
						710,224

	Transportation - 5.2%
8,630,591	Aerco Ltd., Series 2A, Class A3 (Jersey)(a) (b) (d)	B-	0.644%	07/15/2025	N/A	6,127,720
12,904,508	Airplanes Pass-Through Trust, Series 2001-1A, Class A9 (b)(d)	CCC	0.734%	03/15/2019	N/A	4,903,713
1,627,432	Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)(a) (d)	BBB-	0.619%	11/14/2033	N/A	1,383,317
1,279,428	Babcock & Brown Air Funding I Ltd., Series 2007-1X, Class G1 (Bermuda)(a) (d)	BBB+	0.619%	11/14/2033	N/A	1,087,513
603,451	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (d)	BB+	3.184%	09/15/2041	N/A	456,131
17,118	Castle Trust, Series 2003-1AW, Class A1(a) (d)	AA	0.934%	05/15/2027	N/A	15,577
460,330	Raspro Trust, Series 2005-1A, Class G(a) (d)	A	0.672%	03/23/2024	N/A	425,524
658,948	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.562%	02/10/2021	N/A	639,180
						15,038,675

	Trust Preferred Stocks - 1.9%
6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(a) (d) (k)	AA-	0.529%	10/11/2042	N/A	5,327,700

	Total Asset Backed Securities - 38.2%
	(Cost $110,147,060)					109,890,069

	Collateralized Mortgage Obligations - 5.3%
	Commercial Mortgage Backed Securities - Non-Traditional - 0.6%
1,867,836	Business Loan Express SBA Loan Trust 2006-1, Series 2006-AA, Class A(a) (d)	CCC+	0.424%	10/20/2038	N/A	1,315,080
524,622	Ciena Capital, LLC, Series 2007-AA, Class A(a) (d)	CCC	0.584%	10/20/2040	N/A	318,308
						1,633,388

	Commercial Mortgage Backed Securities - Traditional - 0.6%
400,000	Bank of America Merrill Lynch-DB Trust, Series 2012-OSI, Class D(a)	Baa3	6.786%	04/13/2029	N/A	403,729
1,500,000	Barclays Commercial Mortgage Securities, Series 2013-TYSN, Class E(a)	Ba2	3.708%	09/05/2032	N/A	1,327,489
						1,731,218

	Residential Mortgage Backed Securities - 4.1%
72,082	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(d)	D	6.005%	10/25/2036	12/25/20 @ 100	53,294
1,904,752	GreenPoint Mortgage Funding Trust 2006-AR1, Series 2006-AR1, Class A1A(d)	CCC	0.474%	02/25/2036	N/A	1,458,425
795,665	GSAA Home Equity Trust 2007-7(d)	B-	0.454%	07/25/2037	12/25/18 @ 100	652,819
106,060	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(d)	B	4.589%	08/25/2034	07/25/19 @ 100	108,958
800,000	New Century Home Equity Loan Trust Series 2005-1(d)	B-	0.664%	03/25/2035	N/A	678,791
5,411,710	Nomura Resecuritization Trust, Series 2012-1R, Class A(a) (d)	NR	0.624%	08/27/2047	N/A	4,978,774
2,000,000	Structured Asset Securities Corp. Mortgage Loan Trust 2006-OPT1(d)	B-	0.444%	04/25/2036	N/A	1,658,112
793,331	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(m)	D	5.750%	11/20/2019	02/25/21 @ 100	493,757
1,857,747	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(m)	D	6.040%	11/20/2019	02/25/21 @ 100	1,114,057
903,419	Wachovia Asset Securitization Issuance II, LLC 2007-He1 Trust(a) (d)	CCC	0.324%	07/25/2037	N/A	778,103
						11,975,090

	Total Collateralized Mortgage Obligations - 5.3%
	(Cost $15,120,855)					15,339,696

	Term Loans - 26.4%(n)
	Aerospace & Defense - 0.3%
300,000	Doncasters Group Limited(d)	CCC+	9.500%	10/09/2020	N/A	300,375
617,500	Nana Development(d)	B+	8.000%	03/15/2018	N/A	612,097
						912,472

	Automotive - 0.3%
129,235	Armored Autogroup, Inc.(d)	B-	6.000%	11/05/2016	N/A	126,569
99,749	Fleetpride(d)	B	5.250%	11/19/2019	N/A	96,757
250,000	Fleetpride(d)	CCC+	9.250%	05/15/2020	N/A	236,875
100,000	Keystone Automotive(d)	B	7.000%	08/15/2019	N/A	100,500
361,111	Navistar, Inc.(d)	B+	5.750%	08/17/2017	N/A	367,431
						928,132

	Banking - 0.1%
200,000	Ranpak(d)	B-	8.500%	04/23/2020	N/A	205,500

	Chemicals - 0.1%
400,000	Ennis-Flint(d)	B+	6.250%	03/30/2018	N/A	403,000

	Consumer Products - 0.5%
328,325	Playpower Dollar, Inc.(d)	B	7.500%	06/30/2015	N/A	298,776
143,054	Targus Group International, Inc.(d)	B	11.000%	05/24/2016	N/A	136,617
100,000	Totes Isotoner Corp.(d)	B	7.254%	07/07/2017	N/A	100,531
950,000	Transtar Industries, Inc.(d)	CCC+	9.750%	10/09/2019	N/A	969,000
						1,504,924

	Consumer Services - 3.7%
375,000	Applied Systems, Inc.(d)	CCC+	8.250%	06/08/2017	N/A	378,906
1,000,000	Digital Insight(d)	B-	5.500%	08/01/2019	N/A	1,000,000
1,000,000	Digital Insight(d)	CCC+	9.500%	08/01/2020	N/A	1,000,000
338,813	Edmentum, Inc.(d)	BB-	6.000%	05/17/2018	N/A	339,659
945,750	Endurance International Group(d)	B	6.250%	11/09/2019	N/A	957,572
1,100,000	Endurance International Group(d)	CCC+	10.250%	05/09/2020	N/A	1,108,250
1,491,500	Fly Funding II(d)	BBB-	4.500%	08/08/2018	N/A	1,505,788
400,000	GCA Services Group, Inc.(d)	CCC+	9.250%	11/01/2020	N/A	408,000
94,650	Nab Holdings, LLC(d)	BB+	7.000%	04/24/2018	N/A	95,360
230,417	Sutherland Global Cayman Tranche(d)	B	7.250%	03/06/2019	N/A	230,993
510,208	Sutherland Global U.S. Tranche(d)	B	7.250%	03/06/2019	N/A	511,484
3,070,000	Travelport Holdings Ltd.(d)	B	6.250%	06/26/2019	N/A	3,109,142
100,000	Valleycrest Companies LLC(d)	B	5.500%	06/13/2019	N/A	100,175
						10,745,329

	Diversified Manufacturing - 0.7%
1,032,200	CPM Acquisition Corp.(d)	B+	6.250%	08/29/2017	N/A	1,038,011
530,000	CPM Acquisition Corp.(d)	B	10.250%	03/01/2018	N/A	533,148
475,054	Panolam Industries(c) (d)	B+	7.250%	08/23/2017	N/A	473,867
						2,045,026

	Electric - 0.2%
700,000	Astoria Generating Co. Acquisitions(d)	B	8.500%	10/26/2017	N/A	725,375

	Entertainment - 1.3%
1,338,157	Bushnell, Inc.(d)	B	5.750%	08/24/2015	N/A	1,339,207
96,850	CKX Entertainment, Inc.(c) (d)	B+	9.000%	06/21/2017	N/A	87,649
2,250,000	Lions Gate Entertainment(d)	B+	5.000%	07/18/2020	N/A	2,263,118
						3,689,974

	Food & Beverage - 1.9%
2,500,000	Advance Pierre Foods, Inc.(d)	CCC+	9.500%	10/02/2017	N/A	2,550,012
1,245,000	Arctic Glacier Holdings(d)	B-	6.000%	05/10/2019	N/A	1,244,222
450,000	Cti Foods Holding Co. LLC(d)	B	8.250%	06/28/2021	N/A	448,875
300,000	Hostess Brands, Inc.(d)	B-	6.750%	04/09/2020	N/A	308,250
1,000,000	Performance Food Group(d)	CCC+	6.250%	11/07/2019	N/A	992,500
						5,543,859

	Gaming - 0.6%
448,875	Centaur Acquisition, LLC(d)	B+	5.250%	02/20/2019	N/A	453,175
125,000	Horseshoe Baltimore(d)	B-	8.250%	07/02/2020	N/A	129,063
1,141,375	Jacobs Entertainment, Inc.(d)	B+	6.250%	10/29/2018	N/A	1,147,795
						1,730,033

	Gas Distributor- 0.6%
1,637,625	MRC Global, Inc.(d)	BB-	6.000%	11/08/2019	N/A	1,651,545

	Health Care - 1.5%
390,625	Bioscrip, Inc.(d)	B	6.500%	07/31/2020	N/A	395,998
100,000	Catalent(d)	B	6.500%	12/31/2017	N/A	100,625
825,000	Learning Care Group(d)	B	6.000%	05/08/2019	N/A	825,347
650,000	Merge Healthcare Inc.(d)	B+	6.000%	04/23/2019	N/A	654,875
2,481,250	One Call Medical, Inc.(d)	B+	5.500%	08/19/2019	N/A	2,498,309
						4,475,154

	Home Builders - 0.1%
150,000	Capital Automotive LP(d)	B-	6.000%	04/30/2020	N/A	154,125

	Insurance - 0.3%
200,000	Cetera Financial Group(d)	B	6.500%	08/07/2019	N/A	199,000
393,853	Confie Seguros(d)	B-	6.500%	11/09/2018	N/A	395,822
100,000	Cooper Gay Swett and Crawford(d)	CCC+	8.250%	10/16/2020	N/A	101,687
116,932	Cunningham(d)	B-	9.250%	06/10/2020	N/A	116,932
						813,441

	Iron & Steel - 0.1%
150,000	Oxbow Carbon(d)	BB	8.000%	01/19/2020	N/A	152,250

	Lodging - 0.1%
199,597	Caesars Entertainment Operating Co., Inc.(d)	B-	5.440%	01/28/2018	N/A	179,971

	Media - 0.4%
547,120	Cengage Learning Acquisitions, Inc. (Thomson Learning)(d)	D	7.500%	07/03/2014	N/A	390,507
188,416	Cengage Learning Acquisitions, Inc. (Thomson Learning)(d)	D	9.750%	07/31/2017	N/A	135,464
200,000	Hemisphere Media Group Inc.(d)	B	6.250%	07/30/2020	N/A	201,000
398,997	Mitel Networks Corp.(d)	B+	7.000%	02/27/2019	N/A	400,992
						1,127,963

	Oil Field Services - 1.0%
600,000	Ocean RIG ASA(d)	B+	5.500%	07/15/2016	N/A	606,000
175,000	P2 Energy(d)	B+	6.000%	11/20/2018	N/A	175,875
550,000	P2 Energy(d)	CCC+	10.000%	05/20/2019	N/A	552,750
174,563	Rice Energy(d)	CCC+	8.500%	10/25/2018	N/A	171,944
497,500	Shelf Drilling Holdings Ltd.(c) (d)	B+	6.250%	05/31/2018	N/A	499,988
900,000	State Class Tankers(d)	B2	6.750%	06/19/2020	N/A	909,000
						2,915,557

	Other - 0.2%
550,000	Reynolds & Reynolds(d)	CCC+	8.000%	02/05/2021	N/A	564,242

	Other Financials - 2.6%
500,000	American Stock Transfer(d)	B	5.750%	06/26/2020	N/A	502,500
3,500,000	AP Alternative Assets LP(c) (d)	BB	6.684%	12/21/2015	N/A	3,508,750
150,000	HDV Holdings(d)	B	5.750%	12/18/2018	N/A	149,250
450,000	Knight/Getco(d)	BB-	5.750%	11/30/2017	N/A	449,440
79,137	Oncure Holdings, Inc.(c) (d)	B-	8.000%	12/14/2013	N/A	77,554
1,296,750	STG-Fairway Acquisitions, Inc.(d)	B	6.250%	02/28/2019	N/A	1,298,377
450,000	STG-Fairway Acquisitions, Inc.(c) (d)	CCC+	10.500%	08/28/2019	N/A	445,500
995,000	Topaz Power Holdings, LLC(d)	BB-	5.250%	02/26/2020	N/A	1,001,527
						7,432,898

	Other Industrials - 0.8%
500,000	Emerald Expositions(d)	BB-	5.500%	06/12/2020	N/A	504,065
1,795,500	Sirva Worldwide, Inc.(d)	B	7.500%	03/27/2019	N/A	1,799,989
						2,304,054

	Pharmaceuticals - 0.9%
1,165,109	Generic Drug Holdings(d)	B+	5.000%	10/29/2019	N/A	1,170,940
408,366	PRA International(d)	B	6.500%	12/10/2017	N/A	411,940
899,648	PRA International(d)	B-	10.500%	06/10/2019	N/A	917,641
						2,500,521

	Railroads - 0.1%
197,475	Helm Financial Corp.(d)	B-	6.250%	06/01/2017	N/A	197,722

	Retail - 1.4%
78,000	Asurion Corp.(d)	B-	11.000%	09/02/2019	N/A	81,705
2,233,125	Blue Coat Systems(d)	BB-	4.500%	05/31/2019	N/A	2,240,103
572,214	Deb Store Holdings, LLC(c) (d) (k)	CCC+	12.500%	10/11/2016	N/A	429,161
249,421	Grocery Outlet, Inc.(d)	B	4.250%	12/17/2018	N/A	251,292
248,940	Guitar Center, Inc.(d)	CCC+	6.280%	04/09/2017	N/A	245,517
744,377	Ollies Holdings, Inc.(d)	B	5.250%	09/28/2019	N/A	747,168
100,000	Rite Aid Corp.(d)	B-	5.750%	08/21/2020	N/A	102,875
						4,097,821

	Technology - 2.7%
404,449	Aspect Software, Inc.(d)	B	7.000%	05/07/2016	N/A	406,973
129,715	Ceridian Corp.(d)	B-	5.942%	05/09/2017	N/A	129,891
850,000	Deltek Systems, Inc.(d)	CCC+	10.000%	10/10/2019	N/A	857,794
1,293,500	Deltek, Inc.(d)	B1	5.000%	10/10/2018	N/A	1,297,380
273,696	Entrust Ltd. (Canada)(c) (d)	B	6.250%	10/31/2018	N/A	272,328
603,804	Entrust, Inc.(c) (d)	B3	6.250%	10/31/2018	N/A	600,785
150,000	EZE Castle Software, Inc.(d)	CCC+	8.750%	03/14/2021	N/A	151,875
125,000	Ion Trading Technology(d)	CCC+	8.250%	05/21/2021	N/A	125,313
496,250	IPC Information Systems, Inc.(d)	B-	7.750%	07/31/2017	N/A	481,983
69,497	Mirion Technologies(d)	B	5.750%	03/30/2018	N/A	69,497
750,000	Misys PLC(d)	CCC+	12.000%	06/12/2019	N/A	861,874
883,050	Mmodal, Inc.(d)	B+	7.500%	08/16/2019	N/A	871,274
1,343,250	Wall Street Systems Delaware, Inc.(d)	B	5.750%	10/25/2019	N/A	1,351,229
450,000	Wall Street Systems Delaware, Inc.(d)	B-	9.250%	10/25/2020	N/A	454,354
						7,932,550

	Transportation - 1.7%
1,071,354	AABS, Series 2013-1A(d)	A+	4.875%	01/01/2020	N/A	1,087,424
38,488	Carey International, Inc.(c) (d) (k)	NR	9.000%	07/31/2015	N/A	15,395
585,000	Evergreen Tank Solutions, Inc.(d)	B-	9.500%	09/28/2018	N/A	583,538
100,000	Evergreen Tank Solutions, Inc.(d)	B-	9.500%	09/28/2018	N/A	99,750
618,730	Global Aviation Holdings, Inc.(c) (d)	NR	10.000%	07/13/2017	N/A	433,111
198,720	Global Aviation Holdings, Inc.(c) (d)	NR	3.000%	02/13/2018	N/A	19,872
1,249,847	Sabre, Inc.(d)	B	5.250%	02/19/2019	N/A	1,264,133
1,260,000	US Shipping Corp.(d)	B	9.000%	04/30/2018	N/A	1,288,350
						4,791,573

	Wireless - 0.9%
995,000	Alcatel Lucent(d)	B+	5.750%	01/30/2019	N/A	1,001,791
250,000	Expert Global Solutions(d)	B-	8.500%	04/03/2018	N/A	255,312
1,287,000	Zayo Group LLC(d)	B	4.500%	07/02/2019	N/A	1,293,435
						2,550,538

	Wire Lines - 1.3%
1,811,843	Avaya, Inc.(d)	B	4.762%	10/26/2017	N/A	1,618,719
2,336,444	Avaya, Inc.(d)	B	8.000%	03/31/2018	N/A	2,215,965
						3,834,684

	Total Term Loans - 26.4%
	(Cost $75,201,471)					76,110,233

Number
of Shares	Description					Value
	Common Stocks - 0.0%***
	Airlines - 0.0%
32,331	Global Aviation Holdings, Inc.(k) (o)					$ 3

	Retail - 0.0%
9,389	Deb Store Holdings, LLC(c) (k) (o)					1

	Total Common Stocks - 0.0%***
	(Cost $125,069)					4

	Preferred Stocks - 5.7%
	Banks - 2.6%
3,450,000	Bank of America Corp., Series U, 5.200%(b) (d)					3,061,875
2,623,000	Fifth Third Bancorp, 5.100%(b) (d)					2,360,700
655,000	PNC Financial Services Group, Inc., Series R, 4.850%(b) (d)					576,400
60,000	Wells Fargo & Co., 5.850%(d)					1,449,600
						7,448,575

	Diversified Financial Services - 1.3%
500	Falcons Funding Trust I, 8.875%(a) (d)					515,812
5,200	GSC Partners CDO Fund Ltd. V / GSC Partners CDO Fund Corp. (Cayman Islands)(a) (d) (l)					2,182,181
2,100,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands)(a) (d) (l)					1,134,000
						3,831,993

	Insurance - 1.0%
20,000	Aegon NV, 6.375% (Netherlands)(b)					461,800
96,000	Aspen Insurance Holdings Ltd., 5.950% (Bermuda)(a) (d) (o)					2,311,680
3,800	ING Groep NV, 7.050% (Netherlands)(b)					93,100
						2,866,580

	Telecommunications - 0.4%
1,000	Centaur Funding Corp., 9.080% (Cayman Islands)(a)					1,206,563

	Transportation - 0.4%
40,000	Seaspan Corp., Series C, 9.500%(Marshall Islands)					1,060,000

	Total Preferred Stocks - 5.7%
	(Cost $16,522,339)					16,413,711

	Exchange Traded Funds - 17.7%
10,060	iShares MSCI Spain Capped Index Fund					306,629
26,600	iShares Russell 2000 Index Fund(b)(p)					2,670,108
33,000	ProShares Ultra S&P500(b) (p)					2,625,810
90,000	SPDR Dow Jones Industrial Average ETF Trust(b) (p)					13,311,900
196,200	SPDR S&P 500 ETF Trust(b) (p)					32,108,130
	(Cost $50,804,759)					51,022,577

	Warrants - 0.0%***
	Engineering & Construction - 0.0%
1,050	Alion Science and Technology Corp., expiring 03/15/2017 (c) (k) (o)					–
	(Cost $10)

	Total Long-Term Investments - 138.8%
	(Cost $396,462,884)					399,983,484

Contracts	Options Purchased	Expiration Date		Exercise Price		Value
	Call Options Purchased - 1.1%
2,849	SPDR Gold Shares (o)	January 2015		$140.00		$ 3,183,758
	(Cost $4,165,345)

	Total Investments - 139.9%
	(Cost $400,628,229)					403,167,242
	Other Assets in excess of Liabilities - 3.3%					9,663,577
	Total Value of Options Written - (0.3%) (Premiums received - $1,389,339)					(958,171)
	Borrowings - (22.4% of Net Assets or 16.0% of Total Investments)					(64,598,955)
	Reverse Repurchase Agreements - (20.5%)					(59,021,884)
	Net Assets - 100.0%					$ 288,251,809

AB - Stock Company
ASA - Stock Company
BV - Limited Liability Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

***	Less than 0.1%

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $175,018,349, which represents 60.7% of net assets.

(b)
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded commitments and reverse repurchase agreements.  As of August 31, 2013, the total amount segregated was $207,484,387.

(c)	Illiquid security.

(d)	Floating or variable rate coupon. The rate shown is as of August 31, 2013.

(e)	Security is perpetual and, thus does not have a predetermined maturity date.

(f)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

(g)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(h)	Non-income producing as security is in default.

(i)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares by increasing the principal amount or issuing new notes equal to such payment-in-kind, or pay 50% of the interest in cash and 50% interest payment-in-kind shares.

(j)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

(k)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $9,776,608 which represents 3.4% of net assets.

(l)	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.

(m)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect as of August 31, 2013.

(n)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(o)	Non-income producing security.

(p)	Security represents cover for outstanding written options.

See previously submitted notes to financial statements for the period ended May 31, 2013.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2013

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (0.3%) (a)	Month	Price	Value
	Call Options Written - (0.3%)
266	iShares Russell 2000 Index Fund	September 2013	$103.00	$(23,275)
330	ProShares Ultra S&P 500	September 2013	83.00	(26,070)
900	SPDR Dow Jones Industrial Average ETF Trust	September 2013	151.00	(54,450)
1,068	SPDR Gold Shares	January 2015	155.00	(691,530)
1,962	SPDR S&P 500 ETF Trust	September 2013	167.00	(162,846)
	Total Value of Call Options Written			$(958,171)
	Premiums received ($1,389,339)

(a) Non-income producing security.

Country Breakdown	% of Long-Term Investments
United States	72.0%
Cayman Islands	17.7%
Jersey	2.2%
Canada	1.7%
Bermuda	1.3%
United Kingdom	1.1%
Luxembourg	0.6%
Australia	0.6%
Netherlands	0.5%
Sweden	0.5%
Saint Maarten	0.5%
Mexico	0.3%
Marshall Islands	0.3%
France	0.2%
Belgium	0.2%
Brazil	0.2%
Ireland	0.1%

Subject to change daily.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2013 (unaudited)

The Fund entered into credit default and index swap agreements during the period ended August 31, 2013 to potentially enhance return.  Details of the swap agreements outstanding as of August 31, 2013 are as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at August 31, 2013 (2)	Notional Amount (000s)	Receiving Fixed Rate	Upfront Premium Received (Paid)	Unrealized (Depreciation)
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/20/14	1.52%	$3,000	1.180%	$-	$(21,490)

Index Swap Agreements

Counterparty	Index	Number of Contracts	Termination Date	Notional Amount (000s)	Unrealized(Depreciation)
Bank of America	Japanese Government 10-Year Bond Future	19	09/06/13	(27,706)	$(160,401)

Total Unrealized Depreciation for Swap Agreements					$(181,891)

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities. The maximum loss exposure is $3 million.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At August 31, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized (Depreciation)
Activision Blizzard	$600,000	$-
Activision Blizzard	600,000	-
Activision Blizzard	300,000
Bioscrip, Inc.	234,375	-
Dole Food Co., Inc.	350,000	-
Nielsen Bridge	4,000,000	-
Oncure Holdings, Inc.	19,784	-
ServiceMaster Revolver	800,000	(53,516)
		$(53,516)

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$401,154,153	$16,447,683	$(14,434,594)	$2,013,089

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sale price as of the close of the exchange on which they are traded. Preferred stocks for which the last sale price is not available are valued at the last available bid price. Debt securities (including asset-backed securities, collateralized mortgage obligations and term loans) are valued at the last available bid price. If bids are not available, debt securities are estimated using valuation models that incorporate market data that may include assumptions relating to current yields, timing of cash flows, dealer quotes, prepayment risk, value of underlying collateral, general market conditions, liquidity and prices of other debt securities with comparable coupon rates, maturities/duration, and credit quality. Municipal bonds are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using the current exchange rate. The Fund’s securities that are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of common shares have no ability to trade common shares on the NYSE. Exchange traded funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Investment companies are valued at the last available closing price. The Fund values exchange-traded options and other derivative contracts at the mean of the best bid and asked prices at the close on those exchanges on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuation. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuations).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities in the Fund are determined in accordance with the Fund’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy at August 31, 2013.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Corporate Bonds	$-	$131,207	$-		$131,207
Asset Backed Securities:
Automobile	-	26	-		26
Collateralized Debt Obligations	-	29,726	951		30,677
Collateralized Loan Obligations	-	44,127	3,053		47,180
Commercial Receivables	-	291	-		291
Credit Cards	-	2,358	-		2,358
Financial	-	22	-		22
Insurance	-	4,950	-		4,950
Media	-	1,756	-		1,756
Other	-	1,321	-		1,321
Student Loans	-	231	-		231
Timeshare	-	710	-		710
Transportation	-	15,039	-		15,039
Trust Preferred Stocks	-	-	5,328		5,328
Collateralized Mortgage Obligations	-	15,340	-		15,340
Term Loans:
Aerospace & Defense	-	912	-		912
Automotive	-	928	-		928
Banking	-	206	-		206
Chemicals	-	403	-		403
Consumer Products	-	1,505	-		1,505
Consumer Services	-	10,745	-		10,745
Diversified Manufacturing	-	2,045	-		2,045
Electric	-	725	-		725
Entertainment	-	3,690	-		3,690
Food & Beverage	-	5,544	-		5,544
Gaming	-	1,730	-		1,730
Gas Distributor	-	1,652	-		1,652
Health Care	-	4,475	-		4,475
Home Builders	-	154	-		154
Insurance	-	813	-		813
Iron & Steel	-	152	-		152
Lodging	-	180	-		180
Media	-	1,128	-		1,128
Oil Field Services	-	2,915	-		2,915
Other	-	564	-		564
Other Financials	-	7,433	-		7,433
Other Industrials	-	2,304	-		2,304
Pharmaceuticals	-	2,501	-		2,501
Railroad	-	198	-		198
Retail	-	3,669	429		4,098
Technology	-	7,933	-		7,933
Transportation	-	4,776	15		4,791
Wireless	-	2,551	-		2,551
Wire Lines	-	3,835	-		3,835
Common Stock	-	-	-	*	-	*
Preferred Stock:
Banks	1,450	5,999	-		7,449
Diversified Financial Services	1,134	2,698			3,832
Insurance	2,867	-	-		2,867
Telecommunications	-	1,207	-		1,207
Transportation	1,060	-	-		1,060
Exchange Traded Funds	51,022	-	-		51,022
Warrants	-	-	-	*	-	*
Options Purchased	3,184	-	-		3,184
Total	$60,717	$332,674	$9,776		$403,167

Liabilities:
Credit Default Swaps	$-	$21	$-		$21
Index Swaps	-	160	-		160
Options Written	958	-	-		958
Unfunded Commitments	-	54	-		54
Total	$958	$235	$-		$1,193
* Market value is less than minimum amount disclosed.

During the three months ended August 31, 2013, there were no transfers between Level 1 and Level 2.

There were two transfers from Level 3 to Level 2 for the asset backed securities and three transfers from Level 3 to Level 2 for the term loans during the three months ended August 31, 2013, due to the availability of market price information at the period end for each respective security.  A transfer for asset backed securities in the amount of $1,249,360 for CHLPA Credit Card Pass-Through Trust and $214,033 for MRU Student Loan Trust. A transfer for the term loans in the amount of $1,094,586 for AABS, $3,508,750 for AP Alternative Assets LP and $445,500 for STG-Fairway Acquisitions, Inc.

There was one transfer from Level 2 to Level 3 for the asset backed securities during the three months ended August 31, 2013, due to the lack of available market price information at the period end. A transfer in the amount of $5,327,700 for Attentus CDO Ltd.

With regards to the Level 3 securities:

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the three months ended August 31, 2013.

Beginning Balance at 5/31/13
Asset Backed Securities	$4,645
Term Loans	6,705
Common Stock	-	*
Warrant	-	*
Paydowns Received
Asset Backed Securities	(296)
Term Loans	(3,000)
Common Stock	-
Warrant	-
Payment-in-kind Distributions Received
Asset Backed Securities	-
Term Loans	9
Common Stock	-
Warrant	-
Total Realized Gain/Loss
Asset Backed Securities	56
Term Loans	28
Common Stock	-
Warrant	-
Change in Unrealized Gain/Loss
Asset Backed Securities	92
Term Loans	1
Common Stock	-
Warrant	-
Net Purchases:
Asset Backed Securities	971
Term Loans	1,750
Common Stock	-
Warrant	-
Sales
Asset Backed Securities	-
Term Loans	-
Common Stock	-
Warrant	-
Transfer In:
Asset Backed Securities	5,328
Term Loans	-
Common Stock	-
Warrant	-
Transfer Out
Asset Backed Securities	(1,464)
Term Loans	(5,049)
Common Stock	-
Warrant	-
Ending Balance at 8/31/13
Asset Backed Securities	9,332
Term Loans	444
Common Stock	-	*
Warrant	-	*
Total Level 3 holdings	$9,776

* Market value is less than the minimum amount disclosed.

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at August 31, 2013:

Investments, at Value	Value as of August 31,2013	Valuation Technique	Unobservable Inputs
Asset Backed Securities:
Collateralized Debt Obligations	$950,812	Third-Party Pricing Vendor	$76.0650 Single Broker Quote
Collateralized Loan Obligations	3,053,536	Third-Party Pricing Vendor	$82.0000 Single Broker Quote
Trust Preferred Stocks	5,327,700	Third-Party Pricing Vendor	$88.7950 Single Broker Quote
Term Loans:
Retail	429,161	Model Price	$75.0000 Single Broker Quote
Transportation	15,395	Model Price	$40.0000 Single Broker Quote
Common Stocks:
Airlines	3	Model Price	$0.0001 Unlisted Security
Retail	1	Model Price	$0.0001 Single Broker Quote
Warrants:
Engineering & Construction	0	Model Price	$0.0000 Unlisted Security

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Unlisted Security	Increases	Decreases
Single Broker Quote	Increases	Decreases

Item 2.      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

                 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      October 30, 2013

By:    /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      October 30, 2013